Long-Term Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt
12.
LONG-TERM DEBT

On August 29 and November 21, 2018, the Group entered into two loan agreements with a PRC bank to obtain mortgage bank loans totaling to RMB260,000 for the purchase of Building A and Building D in Wuhan. The loans are secured by pledging Building A and Building D and will be repaid in equal installment every three months with maturity term of 8 years. The annual interest rate is 1.472% prior to April 15, 2021, 1.25% from April 16, 2021 to August 25, 2023 and 0.7% after August 25, 2023 on top of base rate of one-year interest rate released by the People's Bank of China. During the year ended December 31, 2024, the Group had fully repaid the outstanding loan principals before maturity dates for these two loans relating to the purchase of Building A and Building D in Wuhan.

In July 2021, the Group entered into another loan agreement with a PRC bank to obtain a mortgage bank loan amounting to RMB61,540 for the purchase of Building B in Wuhan. The loan is secured by pledging Building B and will be repaid in equal installment every three months with maturity term of 10 years. The annual interest rate is 1.05% prior to July 1, 2022 and 0.75% after July 1, 2022 on top of base rate of one-year interest rate released by the People's Bank of China. In March 2025, the Group had fully repaid the outstanding loan principals before maturity dates for the loan relating to the purchase of Building B in Wuhan.

The Group repaid RMB38,654, RMB38,654 and RMB101,779 for the principals of loans during the years ended December 31, 2022, 2023 and 2024, respectively.